SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Other receivables	$ 142,526	$ 142,526	$ 142,526
Less: allowance for doubtful other receivables	(142,526)	(142,526)	(142,526)
Other receivables, net